INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Gold doré	$ 1,114,000	$ 1,515,000
Gold in circuit	9,493,000	12,814,000
Ore stockpiles	7,770,000	6,538,000
Supplies and consumables	21,712,000	20,565,000
Current inventories	40,089,000	41,432,000
Operating costs	267,189,000	287,918,000
Inventory write-downs	0	422,000
Reversal of inventory write-downs	$ 0	$ 0